NON-CONTROLLING INTEREST (Tables)	9 Months Ended
Dec. 31, 2021
Non-controlling Interest
Schedule of non-controlling interest

(In thousands)	PGL	SalvaRx	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2021	$–	$–	$46,173	$(20)	$46,153
Share-based compensation expense	–	–	191	–	191
Exchange of notes payable, accrued interest and warrants for iOx shares	–	–	184	–	184
Net (loss) attributable to non-controlling interest	–	–	(436)	(317)	(753)
Non-controlling interest as of December 31, 2021	$–	$–	$46,112	$(337)	$45,775

(In thousands)	PGL	SalvaRx	iOx	Saugatuck	Total
Non-controlling interest as of April 1, 2020	$(81)	$2,451	$46,712	$28	$49,110
Share-based compensation expense	–	–	712	–	712
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Note settlement	–	(2,451)	–	–	(2,451)
Net (loss) attributable to non-controlling interest	(10)	–	(317)	(32)	(359)
Non-controlling interest as of December 31, 2020	$(91)	$–	$47,107	$(4)	$47,012